Segment Information - Schedule of Allocation of Long-lived Assets Based on Geography (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Goodwill		$ 122,426	$ 123,217	$ 46,956
Intangible assets		85,723	96,495
Long-lived assets		17,285	22,462
Argentina [member]
Segment Reporting Information [Line Items]
Goodwill		1,200	2,455
Intangible assets		37,016	28,104
Long-lived assets		4,822	9,661
Brazil [member]
Segment Reporting Information [Line Items]
Goodwill		13,177	14,132
Long-lived assets		1,198	2,056
Mexico [member]
Segment Reporting Information [Line Items]
Goodwill		83,904	81,137
Intangible assets		338	36,546
Long-lived assets		4,140	3,538
Uruguay [member]
Segment Reporting Information [Line Items]
Goodwill		16,839	16,839
Intangible assets		6,823	28,500
Long-lived assets		641	499
USA [member]
Segment Reporting Information [Line Items]
Long-lived assets		3,731	3,304
Other Countries [member]
Segment Reporting Information [Line Items]
Goodwill	[1]	7,306	8,654
Intangible assets	[2]	41,546	3,345
Long-lived assets	[3]	$ 2,753	$ 3,404

[1]	Other countries include Chile, Peru and Colombia.
[2]	Other countries include Chile, Peru, Colombia, Brazil and United States.
[3]	Others includes breakage, loyalty and interest revenue.